Financial Instruments - Disclosure Details Of Fund Balances Of The Entity (Parenthetical) (Detail) - Vinci Monalisa FIM Credito Privado IE [Member] - BRAZIL	Dec. 31, 2025
Liquid Investments [Member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Percentage of investment allocation	40.00%
Non Redeemable Investments [Member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Percentage of investment allocation	60.00%